Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Palmer Square Funds Trust
Entity Central Index Key	0002014487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000252104
Shareholder Report [Line Items]
Fund Name	Palmer Square CLO Senior Debt ETF
Trading Symbol	PSQA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.palmersquarefunds.com. You can also request this information by contacting us at (855) 513-9988.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	etf.palmersquarefunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQA	$6	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote†	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
AssetsNet	$ 24,648,617
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,648,617
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate (excludes derivatives, if any)	42%

Holdings [Text Block]

Ratings Summary* (% of Total Investments)

AAA	80.0%
AA	20.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Thompson Park CLO Ltd.	6.1%
Dewolf Park CLO Ltd.	4.6%
Octagon 66 Ltd.	4.1%
Bain Capital Credit CLO Ltd.	4.1%
CarVal CLO VII-C Ltd.	4.1%
Dryden 86 CLO Ltd.	4.1%
Battalion CLO XI Ltd.	4.1%
KKR CLO 41 Ltd.	4.1%
CIFC Funding Ltd.	4.1%
Dryden 68 CLO Ltd.	4.1%

C000249932
Shareholder Report [Line Items]
Fund Name	Palmer Square Credit Opportunities ETF
Trading Symbol	PSQO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.palmersquarefunds.com. You can also request this information by contacting us at (855) 513-9988.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	etf.palmersquarefunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQO	$15	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote†	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
AssetsNet	$ 27,796,903
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,796,903
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate (excludes derivatives, if any)	36%

Holdings [Text Block]

Investment Type (% of net assets)

Collateralized Loan Obligations	68.8%
Bank Loans	10.8%
Asset-Backed Securities	9.7%
Corporate Bonds	7.8%
U.S. Government and Agency Securities	3.5%
Other	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Shackleton CLO Ltd.	3.6%
Carlyle Global Market Strategies CLO Ltd.	3.6%
CBAM Ltd.	3.6%
Neuberger Berman Loan Advisers CLO 36 Ltd.	3.6%
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.	3.6%
Magnetite XXXIX Ltd.	3.6%
Elmwood CLO VIII Ltd.	2.9%
Fidelity Investments Money Market Funds - Treasury Portfolio	2.3%
Voya CLO Ltd.	2.3%
Dryden 45 Senior Loan Fund	2.3%